EQUITY - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	3 Months Ended			6 Months Ended							12 Months Ended
	Dec. 31, 2018	Sep. 28, 2018	Mar. 30, 2018	Dec. 31, 2020	Jun. 26, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 28, 2019	Dec. 31, 2018	Jun. 29, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Total dividend on ordinary shares paid				€ 386	€ 0	€ 284		€ 290	€ 261	€ 252	€ 386	€ 574	€ 513
Dividend rate (in euros per share)	€ 0.28	€ 0.26	€ 0.26			€ 0.62	€ 0.62				€ 0.85